Summary of Changes In Level 3 Liabilities (Assets) Measured At Fair Value On Recurring Basis (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 361,704			$ 678,000	$ 678,000
Balance	$ 3,020,610						361,704	$ 678,000
Fair Value, Inputs, Level 3 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	755,000	$ 604,000	1,253,000			7,852,000	7,852,000
Balance	725,000	755,000	604,000				1,253,000	7,852,000
Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			361,704			678,000	678,000
Inception Date								1,900,000
Business Combination with Ignyte
Change in fair value						(1,000)	(1,000)	(1,899,000)
Inception Date
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance	3,020,610						361,704	678,000
Issuance of Convertible Notes
WhiteLion Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance						1,000	1,000
Balance								1,000
Key Company Stock holder Forward Liability Asset [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance						13,000	13,000
Inception Date
Business Combination with Ignyte								12,000
Change in fair value						13,000	13,000	(25,000)
Inception Date
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance								13,000
Issuance of Convertible Notes
Forward Share Purchase Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance
Inception Date
Business Combination with Ignyte								68,110
Change in fair value								(68,110)
Inception Date
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance
Private Placement Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance						525,000	525,000
Inception Date
Business Combination with Ignyte								450,000
Change in fair value						(525,000)	(525,000)	75,000
Inception Date
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance								525,000
Issuance of Convertible Notes
November 2022 Convertible Note Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				165,000	165,000	165,000	165,000
Inception Date							(165,000)	165,000
Business Combination with Ignyte
Change in fair value
Inception Date
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance				165,000	165,000	165,000		165,000
Issuance of Convertible Notes
April 2023 Conversion Feature Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				1,397,379
Inception Date					849,146
Business Combination with Ignyte
Change in fair value				(1,397,379)	548,233		(849,146)
Inception Date							849,146
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance					1,397,379
Issuance of Convertible Notes
April 2023 Convertible Notes Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				2,870,757
Inception Date					2,402,161
Business Combination with Ignyte
Change in fair value				(2,218,040)	712,857		(1,575,123)
Inception Date							2,402,160
Capital Contribution from Exercise of Warrants				(517,307)	(244,261)		(761,568)
Capital Contribution from Reclassification of Warrants							(65,469)
Balance				135,410	2,870,757
Issuance of Convertible Notes
December 2023 Conversion Feature Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	860,319	688,255	361,704
Inception Date
Business Combination with Ignyte
Change in fair value	(114,709)	172,064	114,709
Inception Date							361,704
Capital Contribution from Exercise of Warrants
Capital Contribution from Reclassification of Warrants
Balance	745,610	860,319	688,255				361,704
Issuance of Convertible Notes			211,842
May 2024 Conversion Feature Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	993,375
Inception Date
Change in fair value	(132,450)	66,225
Capital Contribution from Exercise of Warrants
Balance	2,275,000	993,375
Issuance of Convertible Notes	$ 1,414,075	$ 927,150